Other current liabilities	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of other current liabilities [text block]
20.	Other current liabilities

The composition of other current liabilities as of 30 June 2023 and 31 December 2022 is as follows (in thousands):

	30 June 2023	31 December 2022
Unpaid salary and salary related expenses	12,077	15,620
Unpaid tax relating to SARs settlements	13,080	-
Accrued interest and financial fees	2,264	2,249
Accrued payables to commercial partners	34,194	-
Accrued vacation leave	5,327	5,025
Employee incentive plan	4,220	12,433
Accrued expenses	14,519	18,720
	85,681	54,047